Document and Entity Information	Jan. 01, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Entity Incorporation, State or Country Code	P7
Document Period End Date	Jan. 01, 2025
Entity File Number	001-40241
Entity Registrant Name	LAVA Therapeutics NV
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Yalelaan 62
Entity Address, Adress Line Two	CM
Entity Address, City or Town	Utrecht
Entity Address, Country	NL
Entity Address, Postal Zip Code	3584
City Area Code	+31
Local Phone Number	85 016 3100
Title of 12(b) Security	Common shares, nominal value €0.12 per share
Trading Symbol	LVTX
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001840748
Amendment Flag	false